Note 14 - Financial assets at amortised cost- Debt Securities At Amortized Cost (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
National Securities [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	€ 13,656,000,000	€ 12,755,000,000	€ 10,953,000,000
Unrealized Gains	1,212,000,000	630,000,000	458,000,000
Unrealized Losses	0	(21,000,000)	(265,000,000)
Fair Value	14,868,000,000	13,363,000,000	11,146,000,000
Mexico [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	6,963,000,000	5,576,000,000	4,571,000,000
Unrealized Gains	479,000,000	166,000,000	9,000,000
Unrealized Losses	0	0	0
Fair Value	7,442,000,000	5,742,000,000	4,579,000,000
United States [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	14,000,000	5,690,000,000	2,070,000,000
Unrealized Gains	0	111,000,000	0
Unrealized Losses	0	(18,000,000)	0
Fair Value	14,000,000	5,783,000,000	2,070,000,000
Turkey [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	3,621,000,000	4,105,000,000	4,054,000,000
Unrealized Gains	95,000,000	47,000,000	0
Unrealized Losses	(25,000,000)	(65,000,000)	(261,000,000)
Fair Value	3,691,000,000	4,088,000,000	3,793,000,000
Other countries [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	4,473,000,000	3,400,000,000	3,366,000,000
Unrealized Gains	467,000,000	82,000,000	27,000,000
Unrealized Losses	(1,000,000)	(22,000,000)	(152,000,000)
Fair Value	4,939,000,000	3,459,000,000	3,242,000,000
Of Which: Treasury Debt And Other Government Agencies [Member] | United States [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	14,000,000	1,161,000,000	118,000,000
Unrealized Gains	0	50,000,000	0
Unrealized Losses	0	(17,000,000)	0
Fair Value	14,000,000	1,193,000,000	118,000,000
Of Which: Government And Political Subdivisions [Member] | United States [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	0	4,530,000,000	1,952,000,000
Unrealized Gains	0	61,000,000	0
Unrealized Losses	0	(1,000,000)	0
Fair Value	0	4,590,000,000	1,952,000,000
Central Banks [Member] | National Securities [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	0	0	0
Unrealized Gains	0	0	0
Unrealized Losses	0	0	0
Fair Value	0	0	0
Central Banks [Member] | Mexico [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	0	0	0
Unrealized Gains	0	0	0
Unrealized Losses	0	0	0
Fair Value	0	0	0
Central Banks [Member] | United States [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	0	0	0
Unrealized Gains	0	0	0
Unrealized Losses	0	0	0
Fair Value	0	0	0
Central Banks [Member] | Turkey [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	0	0	0
Unrealized Gains	0	0	0
Unrealized Losses	0	0	0
Fair Value	0	0	0
Central Banks [Member] | Other countries [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	0	0	64,000,000
Unrealized Gains	0	0	0
Unrealized Losses	0	0	0
Fair Value	0	0	64,000,000
Credit Institutions [Member] | National Securities [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	0	26,000,000	53,000,000
Unrealized Gains	0	0	0
Unrealized Losses	0	0	0
Fair Value	0	26,000,000	53,000,000
Credit Institutions [Member] | Mexico [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	632,000,000	526,000,000	350,000,000
Unrealized Gains	55,000,000	2,000,000	1,000,000
Unrealized Losses	0	0	0
Fair Value	687,000,000	529,000,000	351,000,000
Credit Institutions [Member] | United States [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	23,000,000	25,000,000	23,000,000
Unrealized Gains	0	0	9,000,000
Unrealized Losses	(16,000,000)	(1,000,000)	(2,000,000)
Fair Value	7,000,000	25,000,000	30,000,000
Credit Institutions [Member] | Turkey [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	6,000,000	7,000,000	7,000,000
Unrealized Gains	0	1,000,000	0
Unrealized Losses	0	0	0
Fair Value	6,000,000	8,000,000	7,000,000
Credit Institutions [Member] | Other countries [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	122,000,000	135,000,000	147,000,000
Unrealized Gains	0	0	0
Unrealized Losses	0	0	0
Fair Value	122,000,000	135,000,000	147,000,000
Other Institutions [Member] | National Securities [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	4,835,000,000	4,903,000,000	5,014,000,000
Unrealized Gains	59,000,000	38,000,000	41,000,000
Unrealized Losses	(7,000,000)	(10,000,000)	(25,000,000)
Fair Value	4,887,000,000	4,931,000,000	5,030,000,000
Other Institutions [Member] | Mexico [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	176,000,000	272,000,000	227,000,000
Unrealized Gains	0	0	0
Unrealized Losses	(16,000,000)	(18,000,000)	0
Fair Value	160,000,000	254,000,000	227,000,000
Other Institutions [Member] | United States [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	15,000,000	410,000,000	466,000,000
Unrealized Gains	0	0	6,000,000
Unrealized Losses	(10,000,000)	(1,000,000)	(1,000,000)
Fair Value	5,000,000	409,000,000	470,000,000
Other Institutions [Member] | Turkey [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	1,000,000	1,000,000	1,000,000
Unrealized Gains	0	0	0
Unrealized Losses	0	0	0
Fair Value	1,000,000	1,000,000	1,000,000
Other Institutions [Member] | Other countries [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	1,200,000,000	1,047,000,000	1,164,000,000
Unrealized Gains	38,000,000	0	5,000,000
Unrealized Losses	0	(4,000,000)	0
Fair Value	1,238,000,000	1,043,000,000	1,169,000,000
Subtotal [Member] | National Securities [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	18,492,000,000	17,684,000,000	16,019,000,000
Unrealized Gains	1,271,000,000	668,000,000	499,000,000
Unrealized Losses	(7,000,000)	(31,000,000)	(290,000,000)
Fair Value	19,756,000,000	18,320,000,000	16,228,000,000
Subtotal [Member] | Mexico [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	7,771,000,000	6,374,000,000	5,148,000,000
Unrealized Gains	534,000,000	168,000,000	10,000,000
Unrealized Losses	(16,000,000)	(18,000,000)	0
Fair Value	8,289,000,000	6,525,000,000	5,157,000,000
Subtotal [Member] | United States [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	52,000,000	6,125,000,000	2,559,000,000
Unrealized Gains	0	111,000,000	15,000,000
Unrealized Losses	(26,000,000)	(20,000,000)	(3,000,000)
Fair Value	26,000,000	6,217,000,000	2,570,000,000
Subtotal [Member] | Turkey [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	3,628,000,000	4,113,000,000	4,062,000,000
Unrealized Gains	95,000,000	48,000,000	0
Unrealized Losses	(25,000,000)	(65,000,000)	(261,000,000)
Fair Value	3,698,000,000	4,097,000,000	3,801,000,000
Subtotal [Member] | Other countries [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	5,795,000,000	4,581,000,000	4,741,000,000
Unrealized Gains	505,000,000	82,000,000	32,000,000
Unrealized Losses	(1,000,000)	(26,000,000)	(152,000,000)
Fair Value	6,299,000,000	4,637,000,000	4,622,000,000
Subtotal [Member] | Foreign Securities [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	17,245,000,000	21,194,000,000	16,510,000,000
Unrealized Gains	1,134,000,000	409,000,000	57,000,000
Unrealized Losses	(68,000,000)	(129,000,000)	(416,000,000)
Fair Value	18,311,000,000	21,476,000,000	16,150,000,000
Total Member | Total Amortized Assets [Member]
Debt Securities At Amortized Cost Line Items
Amortized Cost	35,737,000,000	38,877,000,000	32,530,000,000
Unrealized Gains	2,405,000,000	1,077,000,000	556,000,000
Unrealized Losses	(75,000,000)	(160,000,000)	(706,000,000)
Fair Value	€ 38,067,000,000	€ 39,796,000,000	€ 32,378,000,000